Risk Management (Details) - Schedule of Allowance and Exposure at Default (Ead) of the Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance and Exposure at Default Ead of the Loans [Abstract]
Loans and account receivable	$ 347,477	$ 308,586
Allowance for ECL – discounted cash flow methodology	155,903	105,837
Loans and account receivable (commercial, mortgage and consumer loans)	40,464,409	38,420,815
Allowance for ECL – collective basis	$ 994,088	$ 1,074,430